MINERAL PROPERTIES (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Dec. 31, 2016	Dec. 31, 2020 USD ($) ha Option claim	Dec. 31, 2019 USD ($)	Dec. 31, 2016
Camino Rojo
Mineral Properties
Smelter Royalty Return	2.00%
Monitor Gold
Mineral Properties
Number of separate option agreements | Option			3
Number of mining claims | claim			422
Area | ha			3,416
Share issuances				$ 50,000
Royalty payments			$ 40,000	20,000
Work commitments			$ 75,000	$ 30,000
Cerro Quema
Mineral Properties
Percentage of voting equity interests acquired		100.00%			100.00%
Term of agreement					20 years
Term of extension		10 years
Sulphide operations | Camino Rojo | Minimum
Mineral Properties
Potential ownership interest in joint project			60.00%
Sulphide operations | Camino Rojo | Maximum
Mineral Properties
Potential ownership interest in joint project			70.00%